Stock-Based Compensation - Narrative (Detail) - USD ($) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 13, 2023	Jan. 24, 2023	Oct. 04, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested (in shares)		2,400,354
Incentive Units | Selling, General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense				$ 2	$ 2	$ 5	$ 5
Incentive Units | Time-Vesting Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive Units vesting percentage								80.00%	80.00%
Award vesting period								4 years	4 years
Cost not yet recognized, amount				22		$ 22		$ 27
Granted (in shares)						0		0
Vested (in shares)						0		80,808
Incentive Units | Time-Vesting Incentive Units | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive Units vesting percentage								80.00%	80.00%
Award vesting period								4 years	4 years
Cost not yet recognized, amount								$ 27
Granted (in shares)								0
Vested (in shares)								80,808
Percentage of award vested under share-based payment arrangement			25.00%
Incentive Units | Exit-Vesting Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive Units vesting percentage								20.00%	20.00%
Cost not yet recognized, amount				9		$ 9		$ 9
Granted (in shares)						0		0
Vested (in shares)						0		0
Incentive Units | Exit-Vesting Incentive Units | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive Units vesting percentage								20.00%	20.00%
Cost not yet recognized, amount								$ 9
Granted (in shares)								0
Vested (in shares)								0
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	1 year	3 years
Cost not yet recognized, amount				$ 42,285		$ 42,285
Granted (in shares)		6,581,496
Fair value of vested instruments						21,603
Weighted average remaining contractual terms				1 year 6 months 7 days
Restricted Stock Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	6 years	6 years
Restricted Stock Units | Selling, General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense				$ 6,449		$ 32,046
Restricted Stock Units | Selling, General and Administrative Expenses | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense								$ 9
Restricted Stock Units | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested (in shares)		4,181,142
Employee Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	2,234,750			2,234,750
Vested (in shares)				0